Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name		dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key		dei_EntityCentralIndexKey	0000898745
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Aug. 21, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 24, 2015
Prospectus Date		rr_ProspectusDate	Aug. 24, 2015
PFI Prospectus | California Municipal Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	CALIFORNIA MUNICIPAL FUND
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.7% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	28.70%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from State personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays California Municipal Bond Index, which as of December 31, 2014 was 4.71 years. The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations and may involve leverage.
During the fiscal year ended October 31, 2014, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

4.31% in securities rated Aaa	8.43% in securities rated Baa	0.26% in securities rated Caa	0.00% in securities rated D
50.27% in securities rated Aa	5.75% in securities rated Ba	0.00% in securities rated Ca	7.25% in securities not rated
21.35% in securities rated A	2.38% in securities rated B	0.00% in securities rated C

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (a particular state, such as California or Illinois, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk Lose Money [Text]		rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class P shares - www.principalfunds.com.
Using the historical performance of the Fund’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class P shares (August 24, 2015), performance for Class P shares is based on the performance of the Fund's Class A shares adjusted to reflect the fees and expenses of the Class P shares; where the adjustments for fees and expenses for a period result in performance for Class P shares that is higher than the historical performance of the Class A shares, the historical performance of Class A shares is used for Class P shares (without respect to sales charges, which do not apply to Class P). These adjustments result in performance shown for such periods that is no higher than the historical performance of the Class A shares.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1989.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Class P shares - www.principalfunds.com.Using the historical performance of the Fund’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	11.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(10.08)%

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2014
PFI Prospectus | California Municipal Fund | Barclays California Municipal Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays California Municipal Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	9.96%
5 Years		rr_AverageAnnualReturnYear05	6.20%
10 Years		rr_AverageAnnualReturnYear10	5.04%
PFI Prospectus | California Municipal Fund | Class P
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PLBTX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.45%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.04%
Component2 Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.61%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 762
Annual Return 2005		rr_AnnualReturn2005	4.04%
Annual Return 2006		rr_AnnualReturn2006	5.26%
Annual Return 2007		rr_AnnualReturn2007	(1.45%)
Annual Return 2008		rr_AnnualReturn2008	(17.73%)
Annual Return 2009		rr_AnnualReturn2009	21.56%
Annual Return 2010		rr_AnnualReturn2010	2.07%
Annual Return 2011		rr_AnnualReturn2011	11.37%
Annual Return 2012		rr_AnnualReturn2012	10.03%
Annual Return 2013		rr_AnnualReturn2013	(3.66%)
Annual Return 2014		rr_AnnualReturn2014	13.91%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.85%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(10.08%)
Label		rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	13.91%
5 Years		rr_AverageAnnualReturnYear05	6.54%
10 Years		rr_AverageAnnualReturnYear10	4.01%
PFI Prospectus | California Municipal Fund | Class P | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	13.91%
5 Years		rr_AverageAnnualReturnYear05	6.54%
10 Years		rr_AverageAnnualReturnYear10	3.98%
PFI Prospectus | California Municipal Fund | Class P | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	9.67%
5 Years		rr_AverageAnnualReturnYear05	6.09%
10 Years		rr_AverageAnnualReturnYear10	4.06%
PFI Prospectus | Principal LifeTime Hybrid Income Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID INCOME FUND
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks current income
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital appreciation
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. This is a new fund and does not yet have a portfolio turnover rate to disclose.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the S&P Target Date Retirement Income Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
PFI Prospectus | Principal LifeTime Hybrid Income Fund | R6 Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PLTYX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[3]	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.51%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 146
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2015 FUND
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. This is a new fund and does not yet have a portfolio turnover rate to disclose.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the S&P Target Date 2015 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund | R6 Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PLRRX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[3]	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.49%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.41%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 144
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2020 FUND
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. This is a new fund and does not yet have a portfolio turnover rate to disclose.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the S&P Target Date 2020 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund | R6 Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PLTTX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[3]	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.51%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.43%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 151
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2025 FUND
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. This is a new fund and does not yet have a portfolio turnover rate to disclose.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the S&P Target Date 2025 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund | R6 Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PLFTX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[3]	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.50%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.44%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 151
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2030 FUND
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. This is a new fund and does not yet have a portfolio turnover rate to disclose.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the S&P Target Date 2030 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund | R6 Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PLZTX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[3]	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.51%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 154
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2035 FUND
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. This is a new fund and does not yet have a portfolio turnover rate to disclose.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the S&P Target Date 2035 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund | R6 Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PLRTX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[3]	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.52%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.46%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 157
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2040 FUND
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. This is a new fund and does not yet have a portfolio turnover rate to disclose.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the S&P Target Date 2040 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund | R6 Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PLMTX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[3]	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.52%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.46%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 157
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2045 FUND
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. This is a new fund and does not yet have a portfolio turnover rate to disclose.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the S&P Target Date 2045 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund | R6 Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PLNTX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[3]	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.54%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 162
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2050 FUND
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. This is a new fund and does not yet have a portfolio turnover rate to disclose.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the S&P Target Date 2050 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund | R6 Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PLJTX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[3]	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.54%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 162
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2055 FUND
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. This is a new fund and does not yet have a portfolio turnover rate to disclose.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the S&P Target Date 2055+ Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund | R6 Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PLHTX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[3]	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.55%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 163
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2060 FUND
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. This is a new fund and does not yet have a portfolio turnover rate to disclose.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the S&P Target Date 2055+ Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund | R6 Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PLKTX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[3]	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.55%
Fee Waiver or Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 163
PFI Prospectus | Strategic Asset Management Balanced Portfolio
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 3.3% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	3.30%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•
Generally invests between 40% and 80% of its assets in equity funds that invest in small, medium, and large market capitalization companies, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class P - www.principalfunds.com.
Using the historical performance of the Portfolio’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Portfolio’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). The table shows, for Class P shares of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class P shares (August 24, 2015), performance for Class P shares is based on the performance of the Portfolio's Class A shares, adjusted to reflect the fees and expenses of the Class P shares; where the adjustments for fees and expenses for a period result in performance for Class P shares that is higher than the historical performance of the Class A shares, the historical performance of Class A shares is used for Class P shares (without respect to sales charges, which do not apply to Class P). These adjustments result in performance shown for such periods that is no higher than the historical performance of the Class A shares.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Class P - www.principalfunds.com.Using the historical performance of the Portfolio’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Portfolio’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). The table shows, for Class P shares of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.43%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(14.46)%

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2014
PFI Prospectus | Strategic Asset Management Balanced Portfolio | Barclays U.S. Aggregate Bond Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
PFI Prospectus | Strategic Asset Management Balanced Portfolio | MSCI - EAFE NDTR D Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.33%
10 Years		rr_AverageAnnualReturnYear10	4.43%
PFI Prospectus | Strategic Asset Management Balanced Portfolio | Russell 3000 Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	12.56%
5 Years		rr_AverageAnnualReturnYear05	15.63%
10 Years		rr_AverageAnnualReturnYear10	7.94%
PFI Prospectus | Strategic Asset Management Balanced Portfolio | SAM Balanced Blended Index [Member]
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	SAM Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	7.24%
5 Years		rr_AverageAnnualReturnYear05	9.82%
10 Years		rr_AverageAnnualReturnYear10	6.48%
PFI Prospectus | Strategic Asset Management Balanced Portfolio | Class P
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PQRBX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.19%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	379
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	658
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,453
Annual Return 2005		rr_AnnualReturn2005	5.21%
Annual Return 2006		rr_AnnualReturn2006	10.36%
Annual Return 2007		rr_AnnualReturn2007	8.25%
Annual Return 2008		rr_AnnualReturn2008	(26.38%)
Annual Return 2009		rr_AnnualReturn2009	24.05%
Annual Return 2010		rr_AnnualReturn2010	13.10%
Annual Return 2011		rr_AnnualReturn2011	0.54%
Annual Return 2012		rr_AnnualReturn2012	12.28%
Annual Return 2013		rr_AnnualReturn2013	17.10%
Annual Return 2014		rr_AnnualReturn2014	6.36%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	13.43%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(14.46%)
Label		rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	6.36%
5 Years		rr_AverageAnnualReturnYear05	9.72%
10 Years		rr_AverageAnnualReturnYear10	6.20%
PFI Prospectus | Strategic Asset Management Balanced Portfolio | Class P | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	5.05%
5 Years		rr_AverageAnnualReturnYear05	8.89%
10 Years		rr_AverageAnnualReturnYear10	5.21%
PFI Prospectus | Strategic Asset Management Balanced Portfolio | Class P | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	4.25%
5 Years		rr_AverageAnnualReturnYear05	7.52%
10 Years		rr_AverageAnnualReturnYear10	4.76%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 3.2% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	3.20%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•	Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class P - www.principalfunds.com.
Using the historical performance of the Portfolio’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Portfolio’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). The table shows, for Class P shares of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class P shares (August 24, 2015), performance for Class P shares is based on the performance of the Portfolio's Class A shares, adjusted to reflect the fees and expenses of the Class P shares; where the adjustments for fees and expenses for a period result in performance for Class P shares that is higher than the historical performance of the Class A shares, the historical performance of Class A shares is used for Class P shares (without respect to sales charges, which do not apply to Class P). These adjustments result in performance shown for such periods that is no higher than the historical performance of the Class A shares.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Class P - www.principalfunds.com.Using the historical performance of the Portfolio’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Portfolio’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). The table shows, for Class P shares of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Barclays U.S. Aggregate Bond Index, 30% Russell 3000® Index and 10% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	11.55%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(9.94)%

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Barclays U.S. Aggregate Bond Index, 30% Russell 3000® Index and 10% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2014
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio | Barclays U.S. Aggregate Bond Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio | MSCI - EAFE NDTR D Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.33%
10 Years		rr_AverageAnnualReturnYear10	4.43%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio | Russell 3000 Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	12.56%
5 Years		rr_AverageAnnualReturnYear05	15.63%
10 Years		rr_AverageAnnualReturnYear10	7.94%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Blended Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	SAM Conservative Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	6.84%
5 Years		rr_AverageAnnualReturnYear05	8.09%
10 Years		rr_AverageAnnualReturnYear10	5.99%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio | Class P
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PCBTX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,408
Annual Return 2005		rr_AnnualReturn2005	3.80%
Annual Return 2006		rr_AnnualReturn2006	8.66%
Annual Return 2007		rr_AnnualReturn2007	7.21%
Annual Return 2008		rr_AnnualReturn2008	(19.13%)
Annual Return 2009		rr_AnnualReturn2009	21.76%
Annual Return 2010		rr_AnnualReturn2010	11.45%
Annual Return 2011		rr_AnnualReturn2011	1.71%
Annual Return 2012		rr_AnnualReturn2012	10.75%
Annual Return 2013		rr_AnnualReturn2013	10.91%
Annual Return 2014		rr_AnnualReturn2014	5.72%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.55%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(9.94%)
Label		rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	5.72%
5 Years		rr_AverageAnnualReturnYear05	8.04%
10 Years		rr_AverageAnnualReturnYear10	5.77%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio | Class P | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	4.41%
5 Years		rr_AverageAnnualReturnYear05	6.95%
10 Years		rr_AverageAnnualReturnYear10	4.57%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio | Class P | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	3.68%
5 Years		rr_AverageAnnualReturnYear05	6.02%
10 Years		rr_AverageAnnualReturnYear10	4.25%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 4.0% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed-income instruments such as government and government-sponsored securities and corporate bonds)

•
Generally invests between 60% and 100% of its assets in equity funds that invest in small, medium, and large market capitalization companies, and less than 40% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class P - www.principalfunds.com.
Using the historical performance of the Portfolio’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Portfolio’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). The table shows, for Class P shares of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class P shares (August 24, 2015), performance for Class P shares is based on the performance of the Portfolio's Class A shares, adjusted to reflect the fees and expenses of the Class P shares; where the adjustments for fees and expenses for a period result in performance for Class P shares that is higher than the historical performance of the Class A shares, the historical performance of Class A shares is used for Class P shares (without respect to sales charges, which do not apply to Class P). These adjustments result in performance shown for such periods that is no higher than the historical performance of the Class A shares.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Class P - www.principalfunds.com.Using the historical performance of the Portfolio’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Portfolio’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). The table shows, for Class P shares of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% Barclays U.S. Aggregate Bond Index, and 20% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.58%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(19.14)%

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% Barclays U.S. Aggregate Bond Index, and 20% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2014
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio | Barclays U.S. Aggregate Bond Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio | MSCI - EAFE NDTR D Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.33%
10 Years		rr_AverageAnnualReturnYear10	4.43%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio | Russell 3000 Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	12.56%
5 Years		rr_AverageAnnualReturnYear05	15.63%
10 Years		rr_AverageAnnualReturnYear10	7.94%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Blended Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	SAM Conservative Growth Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	7.62%
5 Years		rr_AverageAnnualReturnYear05	11.47%
10 Years		rr_AverageAnnualReturnYear10	6.86%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio | Class P
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PCGMX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	666
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,486
Annual Return 2005		rr_AnnualReturn2005	6.24%
Annual Return 2006		rr_AnnualReturn2006	11.89%
Annual Return 2007		rr_AnnualReturn2007	9.06%
Annual Return 2008		rr_AnnualReturn2008	(33.32%)
Annual Return 2009		rr_AnnualReturn2009	25.14%
Annual Return 2010		rr_AnnualReturn2010	14.57%
Annual Return 2011		rr_AnnualReturn2011	(0.89%)
Annual Return 2012		rr_AnnualReturn2012	13.61%
Annual Return 2013		rr_AnnualReturn2013	22.69%
Annual Return 2014		rr_AnnualReturn2014	6.95%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	14.58%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.14%)
Label		rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	6.95%
5 Years		rr_AverageAnnualReturnYear05	11.10%
10 Years		rr_AverageAnnualReturnYear10	6.23%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio | Class P | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	5.40%
5 Years		rr_AverageAnnualReturnYear05	10.51%
10 Years		rr_AverageAnnualReturnYear10	5.53%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio | Class P | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	4.57%
5 Years		rr_AverageAnnualReturnYear05	8.78%
10 Years		rr_AverageAnnualReturnYear10	4.98%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 2.2% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	2.20%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•	Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class P - www.principalfunds.com.
Using the historical performance of the Portfolio’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Portfolio’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). The table shows, for Class P shares of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class P shares (August 24, 2015), performance for Class P shares is based on the performance of the Portfolio's Class A shares, adjusted to reflect the fees and expenses of the Class P shares; where the adjustments for fees and expenses for a period result in performance for Class P shares that is higher than the historical performance of the Class A shares, the historical performance of Class A shares is used for Class P shares (without respect to sales charges, which do not apply to Class P). These adjustments result in performance shown for such periods that is no higher than the historical performance of the Class A shares.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Class P - www.principalfunds.com.Using the historical performance of the Portfolio’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Portfolio’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). The table shows, for Class P shares of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Flexible Income Blended Index are 75% Barclays U.S. Aggregate Bond Index, 20% Russell 3000® Index and 5% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.74%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(7.04)%

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Flexible Income Blended Index are 75% Barclays U.S. Aggregate Bond Index, 20% Russell 3000® Index and 5% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2014
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio | Barclays U.S. Aggregate Bond Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio | MSCI - EAFE NDTR D Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.33%
10 Years		rr_AverageAnnualReturnYear10	4.43%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio | Russell 3000 Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	12.56%
5 Years		rr_AverageAnnualReturnYear05	15.63%
10 Years		rr_AverageAnnualReturnYear10	7.94%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Blended Index [Member]
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	SAM Flexible Income Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	6.75%
5 Years		rr_AverageAnnualReturnYear05	6.88%
10 Years		rr_AverageAnnualReturnYear10	5.59%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio | Class P
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PFITX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	599
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,327
Annual Return 2005		rr_AnnualReturn2005	2.66%
Annual Return 2006		rr_AnnualReturn2006	6.70%
Annual Return 2007		rr_AnnualReturn2007	5.61%
Annual Return 2008		rr_AnnualReturn2008	(14.20%)
Annual Return 2009		rr_AnnualReturn2009	20.94%
Annual Return 2010		rr_AnnualReturn2010	10.04%
Annual Return 2011		rr_AnnualReturn2011	2.91%
Annual Return 2012		rr_AnnualReturn2012	10.13%
Annual Return 2013		rr_AnnualReturn2013	7.16%
Annual Return 2014		rr_AnnualReturn2014	5.47%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	10.74%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(7.04%)
Label		rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	5.47%
5 Years		rr_AverageAnnualReturnYear05	7.11%
10 Years		rr_AverageAnnualReturnYear10	5.40%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio | Class P | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	4.08%
5 Years		rr_AverageAnnualReturnYear05	5.82%
10 Years		rr_AverageAnnualReturnYear10	4.01%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio | Class P | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	3.41%
5 Years		rr_AverageAnnualReturnYear05	5.16%
10 Years		rr_AverageAnnualReturnYear10	3.79%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 5.9% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	5.90%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 75% and 100% of its assets in equity funds that invest in small, medium, and large market capitalization companies, and less than 50% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]		rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class P - www.principalfunds.com.
Using the historical performance of the Portfolio’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Portfolio’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). The table shows, for Class P shares of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class P shares (August 24, 2015), performance for Class P shares is based on the performance of the Portfolio's Class A shares, adjusted to reflect the fees and expenses of the Class P shares; where the adjustments for fees and expenses for a period result in performance for Class P shares that is higher than the historical performance of the Class A shares, the historical performance of Class A shares is used for Class P shares (without respect to sales charges, which do not apply to Class P). These adjustments result in performance shown for such periods that is no higher than the historical performance of the Class A shares.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:•For Class P - www.principalfunds.com.Using the historical performance of the Portfolio’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Portfolio’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). The table shows, for Class P shares of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NDTR D and 5% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.72%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.29)%

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NDTR D and 5% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2014
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio | Barclays U.S. Aggregate Bond Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio | MSCI - EAFE NDTR D Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.33%
10 Years		rr_AverageAnnualReturnYear10	4.43%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio | Russell 3000 Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	12.56%
5 Years		rr_AverageAnnualReturnYear05	15.63%
10 Years		rr_AverageAnnualReturnYear10	7.94%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Blended Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	SAM Strategic Growth Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	7.66%
5 Years		rr_AverageAnnualReturnYear05	12.53%
10 Years		rr_AverageAnnualReturnYear10	7.03%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio | Class P
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PSGHX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.17%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	647
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,430
Annual Return 2005		rr_AnnualReturn2005	6.98%
Annual Return 2006		rr_AnnualReturn2006	12.75%
Annual Return 2007		rr_AnnualReturn2007	9.26%
Annual Return 2008		rr_AnnualReturn2008	(37.55%)
Annual Return 2009		rr_AnnualReturn2009	26.49%
Annual Return 2010		rr_AnnualReturn2010	15.59%
Annual Return 2011		rr_AnnualReturn2011	(2.30%)
Annual Return 2012		rr_AnnualReturn2012	14.90%
Annual Return 2013		rr_AnnualReturn2013	26.98%
Annual Return 2014		rr_AnnualReturn2014	8.11%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	15.72%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.29%)
Label		rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	8.11%
5 Years		rr_AverageAnnualReturnYear05	12.24%
10 Years		rr_AverageAnnualReturnYear10	6.37%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio | Class P | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	6.38%
5 Years		rr_AverageAnnualReturnYear05	11.69%
10 Years		rr_AverageAnnualReturnYear10	5.76%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio | Class P | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	5.82%
5 Years		rr_AverageAnnualReturnYear05	9.78%
10 Years		rr_AverageAnnualReturnYear10	5.13%
PFI Prospectus | Tax-Exempt Bond Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	TAX-EXEMPT BOND FUND
Objective [Heading]		rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.3% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	22.30%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Many of these are from California and Illinois. Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund also invests in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations and may involve leverage. The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays Municipal Bond Index, which as of December 31, 2014 was 4.69 years.
During the fiscal year ended October 31, 2014, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

11.87% in securities rated Aaa	9.20% in securities rated Baa	0.08% in securities rated Caa	0.00% in securities rated D
45.10% in securities rated Aa	4.38% in securities rated Ba	0.00% in securities rated Ca	7.46% in securities not rated
19.42% in securities rated A	2.49% in securities rated B	0.00% in securities rated C

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (a particular state, such as California or Illinois, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk Lose Money [Text]		rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
Using the historical performance of the Fund’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class P shares (August 24, 2015), performance for Class P shares is based on the performance of the Fund's Class A shares, adjusted to reflect the fees and expenses of the Class P shares; where the adjustments for fees and expenses for a period result in performance for Class P shares that is higher than the historical performance of the Class A shares, the historical performance of Class A shares is used for Class P shares (without respect to sales charges, which do not apply to Class P). These adjustments result in performance shown for such periods that is no higher than the historical performance of the Class A shares.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund, which commenced operations on January 3, 1977.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.Using the historical performance of the Fund’s existing Class A shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	10.13%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(5.96)%

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2014
PFI Prospectus | Tax-Exempt Bond Fund | Barclays Municipal Bond Index [Member]
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year		rr_AverageAnnualReturnYear01	9.05%
5 Years		rr_AverageAnnualReturnYear05	5.16%
10 Years		rr_AverageAnnualReturnYear10	4.74%
PFI Prospectus | Tax-Exempt Bond Fund | Class P
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	PTETX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.45%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.03%
Component2 Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.62%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.62%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 774
Annual Return 2005		rr_AnnualReturn2005	3.14%
Annual Return 2006		rr_AnnualReturn2006	5.22%
Annual Return 2007		rr_AnnualReturn2007	0.17%
Annual Return 2008		rr_AnnualReturn2008	(12.15%)
Annual Return 2009		rr_AnnualReturn2009	20.36%
Annual Return 2010		rr_AnnualReturn2010	1.80%
Annual Return 2011		rr_AnnualReturn2011	11.03%
Annual Return 2012		rr_AnnualReturn2012	9.02%
Annual Return 2013		rr_AnnualReturn2013	(4.67%)
Annual Return 2014		rr_AnnualReturn2014	12.01%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	10.13%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.96%)
Label		rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	12.01%
5 Years		rr_AverageAnnualReturnYear05	5.64%
10 Years		rr_AverageAnnualReturnYear10	4.22%
PFI Prospectus | Tax-Exempt Bond Fund | Class P | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	12.01%
5 Years		rr_AverageAnnualReturnYear05	5.64%
10 Years		rr_AverageAnnualReturnYear10	4.19%
PFI Prospectus | Tax-Exempt Bond Fund | Class P | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	8.84%
5 Years		rr_AverageAnnualReturnYear05	5.39%
10 Years		rr_AverageAnnualReturnYear10	4.25%

[1]	Based on estimated amounts for the current fiscal year. (Class P)
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Based on estimated amounts for the current fiscal year. (Class R-6)
[4]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.03% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.42% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.